U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:

                                            Smith Barney Inc.
                                            388 Greenwich Street, 23rd Fl.
                                            New York, NY  10013

2.       Name of each series or class of funds for which this notice is filed:

                                            Tax Exempt Securities Trust,
                                            California Trust 154

3.       Investment Company Act File Number:         811-2560

         Securities Act File Number:                 333-12559

4.       Last day of fiscal year for which this notice is filed:

                                            December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                            Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                            None

C/M:  12073.0000 462240.1

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                            None

9. Number and aggregate sale price of securities sold during the fiscal year:

                                    5,000   Units          $5,139,550

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                    5,000   Units          $5,139,550

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                            None


12.      Calculation of registration fee:



(i)      Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):                               $               5,139,550
                                                                            -----------------------------

(ii)     Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):                    +                       0
                                                                            -----------------------------

(iii)    Aggregate price of shares redeemed or repurchased during the
         fiscal year (if applicable):                                         -                       0
                                                                            -----------------------------

(iv)     Aggregate price of shares redeemed or repurchased and
         previously applied as a reduction to filing fees pursuant to rule
         24e-2 (if applicable):                                               +                       0
                                                                            -----------------------------

(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less
         line (iii), plus line (iv)] (if applicable):                                         5,139,550
                                                                            -----------------------------

(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
         1933 or other applicable law or regulation (see instruction C.6):    x                 1/3300%
                                                                            -----------------------------

(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:              $                1,557.44
                                                                            -----------------------------

         Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). / /



         Exhibit:  Opinion of Messrs. Battle Fowler LLP

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997

C/M:  12073.0000 462240.1

                                                    SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                    By SMITH BARNEY INC.


         By (Signature and Title)*       /s/ KEVIN KOPCZYNSKI
                                    -------------------------------------------
                                            Kevin Kopczynski
                                            First Vice President

         Date:  February 28, 1997
















 * Please print the name and title of the signing officer below the signature.

C/M:  12073.0000 462240.1